Inventories (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Inventories [Abstract]
Amount of inventories recognised as cost of sales during period	$ 279,914,056	$ 296,661,898	$ 319,606,448
Inventory write-down	$ 3,756,726	$ 3,673,213	$ 5,661,266